Leases - Schedule of Future Minimum Payments under Operating Leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Minimum Payments under Operating Leases [Abstract]
Not later than 1 year	$ 262,244
Between 1 to 2 years	184,041
Between 2 to 5 years	118,800
Total lease payments	565,085
Less: imputed interest	(54,621)
Total operating lease liabilities, net of interest	$ 510,464	$ 118,757